Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000038715 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.87%)
C000038715 | California
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000038715 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000038715 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038715 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000038715 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038715 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.86%
C000038715 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.87%)
C000038717 | California
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000038717 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000038717 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000038717 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000038717 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038717 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.86%
C000038717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.87%)
C000153061 | California
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000153061 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000153061 | Guam
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000153061 | Virgin Islands
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000153061 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000153061 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.86%
C000153061 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000038752 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000038752 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000038752 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000038752 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000038752 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000038752 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000038752 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000038752 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000038752 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000038752 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000038752 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000038752 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038752 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038752 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000038752 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000038752 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000080382 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000080382 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000080382 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000080382 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000080382 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000080382 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000080382 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000080382 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000080382 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000080382 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000080382 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000080382 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000080382 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000080382 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000080382 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000080382 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000080382 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000080382 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000038755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000038755 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000038755 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000038755 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000038755 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000038755 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000038755 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000038755 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000038755 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000038755 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000038755 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000038755 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000038755 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038755 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000038755 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000038755 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000038755 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000085771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000085771 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000085771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000085771 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000085771 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000085771 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000085771 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000085771 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000085771 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000085771 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000085771 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000085771 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000085771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000085771 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000085771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000085771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000085771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000085771 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000085768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000085768 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000085768 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000085768 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000085768 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000085768 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000085768 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000085768 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000085768 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000085768 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000085768 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000085768 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000085768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000085768 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000085768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000085768 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000085768 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000085768 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000149261 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000149261 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	23.72%
C000149261 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.65%
C000149261 | Government
Holdings [Line Items]
Percent of Net Asset Value	18.75%
C000149261 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000149261 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.89%
C000149261 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000149261 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000149261 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000149261 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.77%
C000149261 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000149261 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000149261 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000149261 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000149261 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000149261 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000149261 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	42.47%
C000149261 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000018963 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.84%)
C000018963 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	34.52%
C000018963 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.31%
C000018963 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000018963 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000018963 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000018963 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000018963 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018963 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000018963 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000018963 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000018963 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000018963 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018963 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000018963 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018963 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018963 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.84%
C000018963 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.35%
C000018963 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018963 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000018962 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.84%)
C000018962 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	34.52%
C000018962 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.31%
C000018962 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000018962 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000018962 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000018962 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000018962 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018962 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000018962 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000018962 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000018962 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000018962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018962 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000018962 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018962 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018962 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.84%
C000018962 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.35%
C000018962 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018962 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000018961 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.84%)
C000018961 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	34.52%
C000018961 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.31%
C000018961 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000018961 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000018961 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000018961 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000018961 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018961 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000018961 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000018961 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000018961 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000018961 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018961 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000018961 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018961 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018961 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.84%
C000018961 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.35%
C000018961 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018961 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000018958 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.84%)
C000018958 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	34.52%
C000018958 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.31%
C000018958 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000018958 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000018958 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000018958 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000018958 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018958 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000018958 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000018958 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000018958 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000018958 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018958 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000018958 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018958 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018958 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.84%
C000018958 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.35%
C000018958 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018958 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000018959 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(8.84%)
C000018959 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	34.52%
C000018959 | Financial
Holdings [Line Items]
Percent of Net Asset Value	18.31%
C000018959 | Government
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000018959 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.66%
C000018959 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.41%
C000018959 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000018959 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000018959 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	5.06%
C000018959 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.84%
C000018959 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	9.83%
C000018959 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000018959 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018959 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.33%
C000018959 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018959 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.89%
C000018959 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.84%
C000018959 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	29.35%
C000018959 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000018959 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.75%
C000071807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
C000071807 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000071807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000071807 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000071807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000071807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000071807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000071807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000071807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000071807 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000071807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000071807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000071807 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071807 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071807 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000071807 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000071807 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000071807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000071807 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000071807 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000071807 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000071807 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000071807 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
C000071808 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000071808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000071808 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000071808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000071808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000071808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000071808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000071808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000071808 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000071808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000071808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000071808 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071808 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071808 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000071808 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000071808 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000071808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000071808 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000071808 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000071808 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000071808 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000071808 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
C000071805 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000071805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000071805 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000071805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000071805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000071805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000071805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000071805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000071805 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000071805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000071805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000071805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000071805 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000071805 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000071805 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000071805 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000071805 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000071805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000071805 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000071805 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000071805 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000071805 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000071805 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.82%)
C000190075 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000190075 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.24%
C000190075 | Government
Holdings [Line Items]
Percent of Net Asset Value	6.39%
C000190075 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000190075 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.41%
C000190075 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.51%
C000190075 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000190075 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000190075 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.24%
C000190075 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.36%
C000190075 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000190075 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.26%
C000190075 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.59%
C000190075 | Closed-End Funds
Holdings [Line Items]
Percent of Net Asset Value	2.04%
C000190075 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000190075 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000190075 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	8.38%
C000190075 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	68.40%
C000190075 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.46%
C000190075 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000190075 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.78%
C000190075 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000190075 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000190075 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000190075 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019059 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019059 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019059 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019059 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000019059 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000019059 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000019059 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000019059 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000019059 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000019059 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019059 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019059 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000019059 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019059 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000019059 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019059 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000019059 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019059 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000019059 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000019059 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000019059 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019059 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019059 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000019058 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019058 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019058 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019058 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000019058 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000019058 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000019058 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000019058 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000019058 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000019058 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019058 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019058 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000019058 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019058 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000019058 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019058 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000019058 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019058 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000019058 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000019058 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000019058 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019058 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019058 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000019057 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019057 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019057 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019057 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000019057 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000019057 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000019057 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000019057 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000019057 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000019057 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019057 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019057 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000019057 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019057 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000019057 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019057 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000019057 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019057 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000019057 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000019057 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000019057 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019057 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019057 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000019054 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019054 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019054 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019054 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000019054 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000019054 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000019054 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000019054 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000019054 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000019054 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019054 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019054 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000019054 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019054 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000019054 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019054 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000019054 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019054 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000019054 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000019054 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000019054 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019054 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019054 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000019055 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019055 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019055 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000019055 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000019055 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000019055 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000019055 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000019055 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000019055 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000019055 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019055 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019055 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000019055 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019055 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000019055 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019055 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000019055 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019055 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000019055 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000019055 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000019055 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000019055 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019055 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000210673 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000210673 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000210673 | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000210673 | France
Holdings [Line Items]
Percent of Net Asset Value	11.34%
C000210673 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000210673 | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.74%
C000210673 | China
Holdings [Line Items]
Percent of Net Asset Value	6.55%
C000210673 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.96%
C000210673 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.73%
C000210673 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000210673 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000210673 | India
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000210673 | Italy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210673 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000210673 | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000210673 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000210673 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000210673 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.32%
C000210673 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000210673 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000210673 | Austria
Holdings [Line Items]
Percent of Net Asset Value	1.23%
C000210673 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000210673 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.18%
C000038744 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000038744 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000038744 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038744 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000038744 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038744 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038744 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000038744 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000038744 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038744 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038744 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038744 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038744 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000038746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000038746 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000038746 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038746 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000038746 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038746 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038746 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000038746 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000038746 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038746 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038746 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038746 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000204702 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000204702 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000204702 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000204702 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000204702 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000204702 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000204702 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000204702 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000204702 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000204702 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000204702 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000204702 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000204702 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000038747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000038747 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000038747 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038747 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000038747 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000038747 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000038747 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000038747 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000038747 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000038747 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038747 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000038747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038747 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000085765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000085765 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000085765 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085765 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000085765 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085765 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000085765 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000085765 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000085765 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085765 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000085765 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000085765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000085765 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000085767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.55%)
C000085767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.64%
C000085767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.11%
C000085767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.75%
C000085767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.94%
C000085767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.52%
C000085767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000085767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000085767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000085767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000085767 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.08%
C000170736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000170736 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000170736 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.69%
C000170736 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	7.45%
C000170736 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000170736 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.98%
C000170736 | Supranational
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000170736 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000170736 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.05%
C000170736 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000170736 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	3.11%
C000170736 | Egypt
Holdings [Line Items]
Percent of Net Asset Value	3.08%
C000170736 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000170736 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000170736 | Cote d'Ivoire
Holdings [Line Items]
Percent of Net Asset Value	2.18%
C000170736 | Uzbekistan
Holdings [Line Items]
Percent of Net Asset Value	1.88%
C000170736 | Peru
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000170736 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000170736 | Ecuador
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000170736 | Senegal
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000170736 | Ghana
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000170736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.93%
C000170736 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	85.33%
C000170736 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000019146 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019146 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019146 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000019146 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000019146 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000019146 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019146 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000019146 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000019146 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000019146 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000019146 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019146 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019146 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019146 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019146 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019146 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019146 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000019146 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000019146 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000019146 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019146 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019146 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019146 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019146 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019145 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019145 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019145 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000019145 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000019145 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000019145 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019145 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000019145 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000019145 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000019145 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000019145 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019145 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019145 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019145 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019145 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019145 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019145 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000019145 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000019145 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000019145 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019145 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019145 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019145 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019145 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019144 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019144 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019144 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000019144 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000019144 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000019144 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019144 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000019144 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000019144 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000019144 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000019144 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019144 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019144 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019144 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019144 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019144 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019144 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000019144 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000019144 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000019144 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019144 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019144 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019144 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019144 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019140 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019140 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019140 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000019140 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000019140 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000019140 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019140 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000019140 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000019140 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000019140 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000019140 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019140 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019140 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019140 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019140 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019140 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019140 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000019140 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000019140 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000019140 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019140 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019140 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019140 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019140 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000019142 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000019142 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000019142 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000019142 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000019142 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000019142 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019142 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000019142 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000019142 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000019142 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000019142 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019142 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000019142 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000019142 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019142 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000019142 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019142 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000019142 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000019142 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000019142 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000019142 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000019142 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019142 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019142 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000175481 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000175481 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175481 | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000175481 | China
Holdings [Line Items]
Percent of Net Asset Value	23.08%
C000175481 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	17.75%
C000175481 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175481 | India
Holdings [Line Items]
Percent of Net Asset Value	16.89%
C000175481 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000175481 | Greece
Holdings [Line Items]
Percent of Net Asset Value	3.68%
C000175481 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.88%
C000175481 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000175481 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000175481 | Poland
Holdings [Line Items]
Percent of Net Asset Value	1.53%
C000175481 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000175481 | Peru
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000175481 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175481 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	1.89%
C000175481 | Uruguay
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000175481 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.37%
C000175481 | Vietnam
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000175481 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000175481 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175481 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000175481 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000052887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000052887 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000052887 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000052887 | France
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000052887 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000052887 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000052887 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000052887 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000052887 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000052887 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000052887 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000052887 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000052887 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000052887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000052887 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.67%
C000052889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000052889 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000052889 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000052889 | France
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000052889 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000052889 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000052889 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000052889 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000052889 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000052889 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000052889 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000052889 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000052889 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000052889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000052889 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.67%
C000167005 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000167005 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000167005 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000167005 | France
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000167005 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000167005 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000167005 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000167005 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000167005 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000167005 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000167005 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000167005 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000167005 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000167005 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000167005 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.67%
C000167007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000167007 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000167007 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000167007 | France
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000167007 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000167007 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000167007 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000167007 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000167007 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000167007 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000167007 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000167007 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000167007 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000167007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000167007 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.67%
C000149262 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.24%
C000149262 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000149262 | Japan
Holdings [Line Items]
Percent of Net Asset Value	8.92%
C000149262 | France
Holdings [Line Items]
Percent of Net Asset Value	4.44%
C000149262 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000149262 | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.72%
C000149262 | United States
Holdings [Line Items]
Percent of Net Asset Value	63.30%
C000149262 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000149262 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.89%
C000149262 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000149262 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000149262 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000149262 | Australia
Holdings [Line Items]
Percent of Net Asset Value	7.38%
C000149262 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000149262 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.67%
C000038760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000038760 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.24%
C000038760 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000038760 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000038760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038760 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.36%
C000038760 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.92%
C000113845 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000113845 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.24%
C000113845 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000113845 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000113845 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113845 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113845 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.36%
C000113845 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.92%
C000038763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000038763 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.24%
C000038763 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000038763 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000038763 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038763 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.36%
C000038763 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.92%
C000113842 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000113842 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.24%
C000113842 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000113842 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000113842 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113842 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113842 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.36%
C000113842 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.92%
C000113844 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(22.90%)
C000113844 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	99.24%
C000113844 | Government
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000113844 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.83%
C000113844 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113844 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000113844 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	28.36%
C000113844 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.92%
C000196721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.22%)
C000196721 | Financial
Holdings [Line Items]
Percent of Net Asset Value	44.46%
C000196721 | Government
Holdings [Line Items]
Percent of Net Asset Value	51.68%
C000196721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000196721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000196721 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	37.28%
C000196721 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000196721 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	44.46%
C000239771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.22%)
C000239771 | Financial
Holdings [Line Items]
Percent of Net Asset Value	44.46%
C000239771 | Government
Holdings [Line Items]
Percent of Net Asset Value	51.68%
C000239771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000239771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.08%
C000239771 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	37.28%
C000239771 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000239771 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	44.46%
C000038748 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.09%)
C000038748 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000038748 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000038748 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000038748 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000038748 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.35%
C000038748 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000038748 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000038748 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000038748 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038748 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000038748 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038748 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038748 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.85%
C000038748 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000038748 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000038748 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038748 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038750 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.09%)
C000038750 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000038750 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000038750 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000038750 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000038750 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.35%
C000038750 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000038750 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000038750 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000038750 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038750 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000038750 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038750 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038750 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.85%
C000038750 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000038750 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000038750 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038750 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.09%)
C000038751 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000038751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000038751 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000038751 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000038751 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.35%
C000038751 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000038751 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000038751 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000038751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038751 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000038751 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000038751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000038751 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.85%
C000038751 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000038751 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000038751 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000038751 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175488 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.09%)
C000175488 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.95%
C000175488 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.65%
C000175488 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.98%
C000175488 | Communications
Holdings [Line Items]
Percent of Net Asset Value	10.88%
C000175488 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.35%
C000175488 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.76%
C000175488 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.63%
C000175488 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.85%
C000175488 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000175488 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000175488 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.18%
C000175488 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	7.83%
C000175488 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	87.85%
C000175488 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000175488 | Senior Floating Rate Interests_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.37%
C000175488 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175488 | Convertible Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019085 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.31%)
C000019085 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000019085 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.74%
C000019085 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000019085 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019085 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019085 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019085 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019085 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019085 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.28%
C000019085 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019085 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019086 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.31%)
C000019086 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000019086 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.74%
C000019086 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000019086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019086 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019086 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019086 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019086 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019086 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.28%
C000019086 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019086 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019081 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.31%)
C000019081 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000019081 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.74%
C000019081 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000019081 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019081 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019081 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019081 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019081 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019081 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.28%
C000019081 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019081 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019082 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(6.31%)
C000019082 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	8.95%
C000019082 | Government
Holdings [Line Items]
Percent of Net Asset Value	94.74%
C000019082 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000019082 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019082 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019082 | Purchased Interest Rate Swaptions
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019082 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000019082 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.92%
C000019082 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.28%
C000019082 | Purchased Options_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.03%
C000019082 | Purchased Interest Rate Swaptions_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019376 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019376 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000019376 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000019376 | France
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000019376 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019376 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000019376 | China
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000019376 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019376 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000019376 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019376 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019376 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019376 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000019376 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019376 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000019376 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000019376 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019376 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019376 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019376 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019376 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.64%
C000019372 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019372 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000019372 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000019372 | France
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000019372 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019372 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000019372 | China
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000019372 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019372 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000019372 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019372 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019372 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019372 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000019372 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019372 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000019372 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000019372 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019372 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019372 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019372 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019372 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.64%
C000019373 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019373 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000019373 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000019373 | France
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000019373 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019373 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000019373 | China
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000019373 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000019373 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000019373 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019373 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019373 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000019373 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000019373 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019373 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000019373 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000019373 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019373 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000019373 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019373 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019373 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.64%
C000175484 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000175484 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	19.49%
C000175484 | Japan
Holdings [Line Items]
Percent of Net Asset Value	11.92%
C000175484 | France
Holdings [Line Items]
Percent of Net Asset Value	9.23%
C000175484 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000175484 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.49%
C000175484 | China
Holdings [Line Items]
Percent of Net Asset Value	8.01%
C000175484 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000175484 | United States
Holdings [Line Items]
Percent of Net Asset Value	5.64%
C000175484 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000175484 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000175484 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000175484 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.29%
C000175484 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175484 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.87%
C000175484 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.82%
C000175484 | Austria
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000175484 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000175484 | Russian Federation
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000175484 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000175484 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.64%
C000019333 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000019333 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000019333 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019333 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000019333 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000019333 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019333 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000019333 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019333 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000019333 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000019333 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019333 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019333 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019333 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000019333 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000019332 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000019332 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019332 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000019332 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000019332 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019332 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000019332 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019332 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000019332 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000019332 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019332 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019332 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000019332 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019331 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000019331 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000019331 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019331 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000019331 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000019331 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019331 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000019331 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019331 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000019331 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000019331 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019331 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019331 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019331 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000019331 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019328 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000019328 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000019328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019328 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000019328 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000019328 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019328 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000019328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019328 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000019328 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000019328 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019328 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019328 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019328 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000019328 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000019329 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000019329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019329 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000019329 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000019329 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000019329 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000019329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019329 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000019329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000019329 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000019329 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019329 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000019329 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000149257 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.18%)
C000149257 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000149257 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000149257 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.02%
C000149257 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.78%
C000149257 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000149257 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.08%
C000149257 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000149257 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.95%
C000149257 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000149257 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.11%
C000149257 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000149257 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000149257 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.33%
C000149257 | Convertible Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.16%
C000019174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019174 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000019174 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019174 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000019174 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000019174 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019174 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019174 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000019174 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.65%
C000019174 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019174 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000019174 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019174 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019173 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000019173 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019173 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000019173 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000019173 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019173 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019173 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000019173 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.65%
C000019173 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019173 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000019173 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019173 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019172 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000019172 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019172 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000019172 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000019172 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019172 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019172 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000019172 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.65%
C000019172 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019172 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000019172 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019172 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019169 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019169 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000019169 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019169 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000019169 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000019169 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019169 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019169 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000019169 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.65%
C000019169 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019169 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000019169 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019169 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019169 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019170 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019170 | Financial
Holdings [Line Items]
Percent of Net Asset Value	15.21%
C000019170 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.51%
C000019170 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.21%
C000019170 | Communications
Holdings [Line Items]
Percent of Net Asset Value	14.97%
C000019170 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019170 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.24%
C000019170 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000019170 | Technology
Holdings [Line Items]
Percent of Net Asset Value	28.65%
C000019170 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019170 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.56%
C000019170 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.31%
C000019170 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000019170 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019464 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000019464 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019464 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000019464 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000019464 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000019464 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000019464 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019464 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019464 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000019464 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019464 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019464 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019464 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000019464 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.17%
C000019463 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000019463 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019463 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000019463 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000019463 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000019463 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000019463 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019463 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019463 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000019463 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019463 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019463 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019463 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000019463 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.17%
C000019460 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000019460 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019460 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000019460 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000019460 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000019460 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000019460 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019460 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019460 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000019460 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019460 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019460 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019460 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000019460 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.17%
C000019461 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.22%)
C000019461 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019461 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.73%
C000019461 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.43%
C000019461 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.15%
C000019461 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	8.42%
C000019461 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000019461 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000019461 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.62%
C000019461 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019461 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000019461 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.92%
C000019461 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.05%
C000019461 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	94.17%
C000019317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019317 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000019317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000019317 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019317 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000019317 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000019317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000019317 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019317 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019317 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000038781 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038781 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000038781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000038781 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000038781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038781 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000038781 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000038781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000038781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038781 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000038781 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000038781 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019316 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000019316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000019316 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019316 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000019316 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000019316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000019316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019316 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019316 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019315 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000019315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000019315 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019315 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000019315 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000019315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000019315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019315 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019315 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019312 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000019312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000019312 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019312 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000019312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000019312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000019312 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019312 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019312 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019313 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019313 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000019313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000019313 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019313 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000019313 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000019313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000019313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019313 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019313 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019313 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000175482 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000175482 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000175482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000175482 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000175482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175482 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	25.24%
C000175482 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000175482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	15.93%
C000175482 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000175482 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000175482 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000175482 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000019341 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019341 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019341 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000019341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000019341 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019341 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000019341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000019341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019341 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019341 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019340 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019340 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019340 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000019340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000019340 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019340 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000019340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000019340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019340 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019340 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019336 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019336 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019336 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000019336 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000019336 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019336 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000019336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019336 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000019336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019336 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019336 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019337 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019337 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019337 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.26%
C000019337 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.36%
C000019337 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000019337 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.79%
C000019337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000019337 | Technology
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000019337 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019337 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.86%
C000019337 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.05%
C000019485 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019485 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000019485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019485 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019485 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000019485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019485 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000019485 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019485 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019485 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000019485 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019485 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.24%
C000019484 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019484 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000019484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019484 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019484 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000019484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019484 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000019484 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019484 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019484 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000019484 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019484 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.24%
C000019481 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019481 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000019481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019481 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019481 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019481 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019481 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000019481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019481 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000019481 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019481 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019481 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000019481 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019481 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.24%
C000019482 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000019482 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.09%
C000019482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019482 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.13%
C000019482 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.08%
C000019482 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.55%
C000019482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000019482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.37%
C000019482 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.39%
C000019482 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019482 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.28%
C000019482 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019482 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.24%
C000019348 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019348 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.57%
C000019348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000019348 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.34%
C000019348 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000019348 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.76%
C000019348 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000019348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019348 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000019348 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000019348 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019348 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000019348 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019348 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.51%
C000019343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019343 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.57%
C000019343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000019343 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.34%
C000019343 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000019343 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.76%
C000019343 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000019343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019343 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000019343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000019343 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019343 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000019343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019343 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.51%
C000019345 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019345 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.57%
C000019345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000019345 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.34%
C000019345 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000019345 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.76%
C000019345 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000019345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019345 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000019345 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000019345 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019345 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000019345 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019345 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.51%
C000019346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000019346 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.57%
C000019346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000019346 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.34%
C000019346 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000019346 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.76%
C000019346 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000019346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000019346 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000019346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000019346 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019346 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000019346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019346 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.51%
C000175483 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.53%)
C000175483 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.57%
C000175483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.99%
C000175483 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.34%
C000175483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000175483 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.76%
C000175483 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.77%
C000175483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.43%
C000175483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.69%
C000175483 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000175483 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000175483 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000175483 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000175483 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.51%
C000210674 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000210674 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000210674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000210674 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000210674 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000210674 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000210674 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000210674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000210674 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000210674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210674 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000210674 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000210674 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000210674 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000076718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000076718 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000076718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000076718 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000076718 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000076718 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000076718 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000076718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000076718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000076718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000076718 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000076718 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000076718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000076718 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000019618 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019618 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019618 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019618 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000019618 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000019618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000019618 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019618 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000019618 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019618 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019618 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000019614 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019614 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019614 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019614 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019614 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000019614 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000019614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000019614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000019614 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019614 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019614 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000019615 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019615 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000019615 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019615 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000019615 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019615 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000019615 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000019615 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000019615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000019615 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019615 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000019615 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000019615 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019615 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000210675 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000210675 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.14%
C000210675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000210675 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.73%
C000210675 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000210675 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.67%
C000210675 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.42%
C000210675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.42%
C000210675 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000210675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210675 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.07%
C000210675 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000210675 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000210675 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.26%
C000019363 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.65%)
C000019363 | Financial
Holdings [Line Items]
Percent of Net Asset Value	49.75%
C000019363 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019363 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000019363 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000019363 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019363 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019363 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000019363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000019363 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000019363 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000019363 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019363 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019363 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019363 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019363 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000019363 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000019363 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.67%
C000019363 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.88%
C000019362 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.65%)
C000019362 | Financial
Holdings [Line Items]
Percent of Net Asset Value	49.75%
C000019362 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000019362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.59%
C000019362 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.21%
C000019362 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.93%
C000019362 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000019362 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000019362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.65%
C000019362 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.28%
C000019362 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000019362 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000019362 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000019362 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019362 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000019362 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.66%
C000019362 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.77%
C000019362 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	16.67%
C000019362 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	72.88%
C000069149 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.38%)
C000069149 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.21%
C000069149 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000069149 | France
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000069149 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000069149 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000069149 | China
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000069149 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000069149 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000069149 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000069149 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000069149 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000069149 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000069149 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000069149 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000069149 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000069149 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069149 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000069149 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000069149 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000069149 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000069149 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000069149 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.24%
C000069149 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000111521 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.38%)
C000111521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	22.21%
C000111521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000111521 | France
Holdings [Line Items]
Percent of Net Asset Value	13.93%
C000111521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.12%
C000111521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111521 | China
Holdings [Line Items]
Percent of Net Asset Value	0.56%
C000111521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.21%
C000111521 | United States
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000111521 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.26%
C000111521 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.55%
C000111521 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000111521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000111521 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.13%
C000111521 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000111521 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000111521 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000111521 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000111521 | Finland
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000111521 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000111521 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000111521 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000111521 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.24%
C000111521 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.84%
C000038737 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038737 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.02%
C000038737 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000038737 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.29%
C000038737 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000038737 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000038737 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000038737 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000038737 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000038737 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038737 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000038737 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038737 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000038740 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000038740 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.02%
C000038740 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000038740 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.29%
C000038740 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000038740 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000038740 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000038740 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000038740 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000038740 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038740 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000038740 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038740 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000085760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000085760 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.02%
C000085760 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000085760 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.29%
C000085760 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000085760 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000085760 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000085760 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000085760 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000085760 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000085760 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000085760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000085760 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000085762 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000085762 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.02%
C000085762 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.83%
C000085762 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.29%
C000085762 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.68%
C000085762 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.02%
C000085762 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.23%
C000085762 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000085762 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.42%
C000085762 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000085762 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000085762 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000085762 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000063423 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063423 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.54%
C000063423 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.16%
C000063423 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000063423 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063423 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063424 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063424 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.54%
C000063424 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.16%
C000063424 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000063424 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063424 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063426 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063426 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.54%
C000063426 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.16%
C000063426 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.91%
C000063426 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063426 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019747 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019747 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.07%
C000019747 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000019747 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000019747 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019747 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019746 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019746 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.07%
C000019746 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000019746 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000019746 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019746 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019745 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019745 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.07%
C000019745 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000019745 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000019745 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019745 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019742 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019742 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.07%
C000019742 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000019742 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000019742 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019742 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019743 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019743 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.07%
C000019743 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.72%
C000019743 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.84%
C000019743 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019743 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063429 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063429 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.44%
C000063429 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.34%
C000063429 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.82%
C000063429 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063429 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063431 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063431 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.44%
C000063431 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.34%
C000063431 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.82%
C000063431 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063431 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063433 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063433 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.44%
C000063433 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.34%
C000063433 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.82%
C000063433 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000063433 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019756 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019756 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.29%
C000019756 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.75%
C000019756 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019756 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000019756 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019755 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019755 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.29%
C000019755 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.75%
C000019755 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019755 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000019755 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019754 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019754 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.29%
C000019754 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.75%
C000019754 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019754 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000019754 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019751 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019751 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.29%
C000019751 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.75%
C000019751 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019751 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000019751 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019752 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019752 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.29%
C000019752 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.75%
C000019752 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.49%
C000019752 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000019752 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063439 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063439 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.89%
C000063439 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.12%
C000063439 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.99%
C000063439 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063435 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063435 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.89%
C000063435 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.12%
C000063435 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.99%
C000063435 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063437 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063437 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	33.89%
C000063437 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	47.12%
C000063437 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.99%
C000063437 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019765 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019765 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000019765 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.56%
C000019765 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000019765 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019764 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000019764 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.56%
C000019764 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000019764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019763 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019763 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000019763 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.56%
C000019763 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000019763 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019760 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019760 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000019760 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.56%
C000019760 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000019760 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019761 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019761 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	21.88%
C000019761 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.56%
C000019761 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.57%
C000019761 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063445 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063445 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.85%
C000063445 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.89%
C000063445 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000063445 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063441 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063441 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.85%
C000063441 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.89%
C000063441 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000063441 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000063443 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000063443 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	12.85%
C000063443 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.89%
C000063443 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.26%
C000063443 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000019775 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019775 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000019775 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.24%
C000019775 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000019775 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019774 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019774 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000019774 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.24%
C000019774 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000019774 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019773 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019773 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000019773 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.24%
C000019773 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000019773 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000019770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.24%
C000019770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000019770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.25%
C000019771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.24%
C000019771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.52%
C000019771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063451 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063451 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000063451 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000063451 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.97%
C000063451 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063447 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063447 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000063447 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000063447 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.97%
C000063447 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000063449 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000063449 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.74%
C000063449 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.30%
C000063449 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.97%
C000063449 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000123721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000123721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.28%
C000123721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000123721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000123727 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123727 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000123727 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.28%
C000123727 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000123727 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000123724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000123724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.28%
C000123724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000123724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000123726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000123726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.76%
C000123726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.28%
C000123726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.96%
C000123726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000193001 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193001 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000193001 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.27%
C000193001 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000193001 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193004 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193004 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000193004 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.27%
C000193004 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000193004 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000193006 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000193006 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.79%
C000193006 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.27%
C000193006 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000193006 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000241180 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000241180 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241180 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.24%
C000241180 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000241180 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000241176 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000241176 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241176 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.24%
C000241176 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000241176 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000241179 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000241179 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241179 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.24%
C000241179 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000241179 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000241178 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000241178 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000241178 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.24%
C000241178 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.95%
C000241178 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.99%
C000199318 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199318 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.98%
C000199318 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.86%
C000199318 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000199318 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000199318 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145311 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145311 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.98%
C000145311 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.86%
C000145311 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000145311 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000145311 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159887 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.98%
C000159887 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.86%
C000159887 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.76%
C000159887 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000159887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199319 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199319 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000199319 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000199319 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000199319 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000199319 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145314 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145314 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000145314 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000145314 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000145314 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000145314 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159888 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159888 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000159888 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000159888 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000159888 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000159888 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.83%
C000199320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.09%
C000199320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000199320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000199320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.83%
C000145317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.09%
C000145317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000145317 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000145317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159889 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	51.83%
C000159889 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.09%
C000159889 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.66%
C000159889 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000159889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199321 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199321 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.78%
C000199321 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.43%
C000199321 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000199321 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000199321 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.78%
C000145320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.43%
C000145320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000145320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000145320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159890 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159890 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	42.78%
C000159890 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	40.43%
C000159890 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.32%
C000159890 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000159890 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199322 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199322 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.26%
C000199322 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.89%
C000199322 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.86%
C000199322 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.26%
C000145323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.89%
C000145323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.86%
C000145323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159891 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159891 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.26%
C000159891 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	46.89%
C000159891 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.86%
C000159891 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.22%
C000199323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.35%
C000199323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000199323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.22%
C000145326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.35%
C000145326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000145326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159892 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159892 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	22.22%
C000159892 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	55.35%
C000159892 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.44%
C000159892 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199324 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199324 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000199324 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.82%
C000199324 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000199324 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000145329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.82%
C000145329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000145329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159893 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159893 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	13.02%
C000159893 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	61.82%
C000159893 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.17%
C000159893 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199325 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199325 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000199325 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.17%
C000199325 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.43%
C000199325 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145332 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000145332 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.17%
C000145332 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.43%
C000145332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159894 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159894 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	5.41%
C000159894 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	67.17%
C000159894 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.43%
C000159894 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199316 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000199316 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000199316 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000199316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145305 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145305 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000145305 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000145305 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000145305 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159885 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159885 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000159885 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000159885 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000159885 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000199317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000199317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000199317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145308 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145308 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000145308 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000145308 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000145308 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159886 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159886 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.92%
C000159886 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.23%
C000159886 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000159886 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000199326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000199326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.21%
C000199326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000199326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000193007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000193007 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000193007 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.21%
C000193007 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000193007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000193008 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000193008 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.95%
C000193008 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.21%
C000193008 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.87%
C000193008 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000241172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000241172 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241172 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.08%
C000241172 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.79%
C000241172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000241174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000241174 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241174 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.08%
C000241174 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.79%
C000241174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000241173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.23%
C000241173 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000241173 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.08%
C000241173 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.79%
C000241173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.77%
C000199315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199315 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.06%
C000199315 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.78%
C000199315 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.73%
C000199315 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000199315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145302 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145302 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.06%
C000145302 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.78%
C000145302 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.73%
C000145302 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000145302 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159884 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159884 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	65.06%
C000159884 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.78%
C000159884 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.73%
C000159884 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000159884 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019784 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019784 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.66%
C000019784 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.07%
C000019784 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000019784 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019784 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019783 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019783 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.66%
C000019783 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.07%
C000019783 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000019783 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019783 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019782 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.66%
C000019782 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.07%
C000019782 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000019782 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019779 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019779 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.66%
C000019779 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.07%
C000019779 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000019779 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019779 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019780 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019780 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.66%
C000019780 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.07%
C000019780 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.87%
C000019780 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000019780 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019792 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019792 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019792 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019792 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000038802 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000038802 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000038802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038802 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000038802 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019791 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019791 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019791 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019791 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019791 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019790 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019790 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019790 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019790 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019790 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019787 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019787 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019787 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019787 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019787 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019788 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000019788 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000019788 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019788 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000019788 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000175486 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.09%)
C000175486 | Financial
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000175486 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175486 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175486 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.69%
C000038768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038768 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000038768 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000038768 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000038768 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000038770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000038770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000038770 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039365 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039365 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039365 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000039365 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000039365 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000039365 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000039365 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000038771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000038771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000038771 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000038771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039361 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039361 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039361 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000039361 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000039361 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000039361 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000039361 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039364 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039364 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039364 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	34.95%
C000039364 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	50.60%
C000039364 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.91%
C000039364 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000039364 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038718 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000038718 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000038718 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000038718 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038720 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000038720 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000038720 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000038720 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039341 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000039341 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000039341 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000039341 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000039341 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000039341 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000038721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000038721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000038721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000038721 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000038721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039337 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039337 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000039337 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000039337 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000039337 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000039337 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000039337 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039340 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000039340 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.85%
C000039340 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	32.29%
C000039340 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.77%
C000039340 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000039340 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038722 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000038722 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000038722 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000038722 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000038722 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038722 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038724 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000038724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000038724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000038724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000038724 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039344 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039344 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000039344 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000039344 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000039344 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000039344 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000039344 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038725 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038725 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000038725 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000038725 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000038725 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000038725 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000038725 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000039346 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000039346 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000039346 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000039346 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000039346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.67%
C000039343 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	16.17%
C000039343 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	65.53%
C000039343 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	14.32%
C000039343 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000039343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000038726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000038726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000038726 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000038726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038728 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038728 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000038728 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000038728 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000038728 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000038728 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039353 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039353 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000039353 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000039353 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000039353 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000039353 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000039353 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038729 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000038729 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000038729 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000038729 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000038729 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000038729 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039349 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039349 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000039349 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000039349 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000039349 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000039349 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000039349 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039352 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039352 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.71%
C000039352 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	73.45%
C000039352 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	20.75%
C000039352 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	4.11%
C000039352 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000039352 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038730 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038730 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038730 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000038730 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000038730 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000038730 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038732 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038732 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038732 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038732 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000038732 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000038732 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000038732 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039359 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039359 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000039359 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039359 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000039359 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000039359 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000039359 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038733 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038733 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000038733 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000038733 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000038733 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000038733 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000038733 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039355 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039355 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000039355 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039355 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000039355 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000039355 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000039355 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039358 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039358 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000039358 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000039358 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	74.77%
C000039358 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	19.67%
C000039358 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.49%
C000039358 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000038764 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000038764 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000038764 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000038764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000038764 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000038764 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038764 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000038764 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000038764 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000038764 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038764 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000038764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038764 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000038764 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000038766 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000038766 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000038766 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000038766 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000038766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000038766 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000038766 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038766 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000038766 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038766 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000038766 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000038766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038766 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000038766 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038766 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000038766 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090493 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000090493 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000090493 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000090493 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000090493 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000090493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090493 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000090493 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090493 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000090493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000090493 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090493 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000090493 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090493 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000090493 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000038767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000038767 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000038767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000038767 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000038767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000038767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000038767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000038767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000038767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000038767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000038767 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000038767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000038767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000038767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000038767 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000038767 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090496 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000090496 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000090496 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000090496 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090496 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000090496 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000090496 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090496 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000090496 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090496 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090496 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000090496 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000090496 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090496 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000090496 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090496 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000090496 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090498 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.85%)
C000090498 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.67%
C000090498 | Financial
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000090498 | Government
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000090498 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.36%
C000090498 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.16%
C000090498 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090498 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.61%
C000090498 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000090498 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.32%
C000090498 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	22.76%
C000090498 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.94%
C000090498 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090498 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000090498 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000090498 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	86.35%
C000090498 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	10.59%
C000019809 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000019809 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000019809 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000019809 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000019809 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019809 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000019809 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000019809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019809 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000019809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019809 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019809 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019809 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000019808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000019808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000019808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000019808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000019808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000019808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000019808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000019808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000019807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000019807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000019807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000019807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000019807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000019807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000019807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000019807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000019804 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000019804 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000019804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000019804 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000019804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019804 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000019804 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000019804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019804 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000019804 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019804 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019804 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019804 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000019805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000019805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000019805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000019805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000019805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000019805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000019805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000019805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000019805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000019805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000175487 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.24%)
C000175487 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000175487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000175487 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.13%
C000175487 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000175487 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.62%
C000175487 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000175487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175487 | Technology
Holdings [Line Items]
Percent of Net Asset Value	11.75%
C000175487 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000175487 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000175487 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000175487 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.81%
C000019631 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.48%)
C000019631 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000019631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019631 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000019631 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000019631 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000019631 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.97%
C000019631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019631 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.08%
C000019631 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019631 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019631 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019631 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000019631 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.31%
C000019630 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.48%)
C000019630 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000019630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019630 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000019630 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000019630 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000019630 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.97%
C000019630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019630 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.08%
C000019630 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019630 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019630 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019630 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000019630 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.31%
C000019627 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.48%)
C000019627 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000019627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019627 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000019627 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000019627 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000019627 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.97%
C000019627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019627 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.08%
C000019627 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019627 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019627 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019627 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000019627 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.31%
C000019628 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.48%)
C000019628 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000019628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019628 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000019628 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000019628 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000019628 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.97%
C000019628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000019628 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.08%
C000019628 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000019628 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019628 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000019628 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000019628 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.31%
C000149260 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.48%)
C000149260 | Financial
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000149260 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000149260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	28.83%
C000149260 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000149260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.08%
C000149260 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.97%
C000149260 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.97%
C000149260 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.08%
C000149260 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.02%
C000149260 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149260 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.15%
C000149260 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.17%
C000149260 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.31%
C000019720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000019720 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.74%
C000019720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019720 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.22%
C000019720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000019720 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000019720 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.68%
C000019720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000019720 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019720 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019720 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.58%
C000019719 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000019719 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.74%
C000019719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019719 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.22%
C000019719 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000019719 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000019719 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.68%
C000019719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000019719 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019719 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019719 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019719 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.58%
C000019716 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000019716 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.74%
C000019716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019716 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.22%
C000019716 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000019716 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000019716 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.68%
C000019716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000019716 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019716 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019716 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019716 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.58%
C000019717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000019717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.74%
C000019717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000019717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.22%
C000019717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000019717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000019717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.68%
C000019717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000019717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000019717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000019717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.58%
C000175485 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.12%)
C000175485 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.74%
C000175485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000175485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.22%
C000175485 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000175485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.22%
C000175485 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.68%
C000175485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000175485 | Technology
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000175485 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000175485 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000175485 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000175485 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000175485 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.58%
C000076717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000076717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.04%
C000076717 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000076717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000076717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000076717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000076717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.67%
C000076717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.88%
C000076717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000076717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000076717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000076717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000076717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000076717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000076717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.48%
C000019589 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000019589 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.04%
C000019589 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019589 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019589 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019589 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.67%
C000019589 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.88%
C000019589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000019589 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019589 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019589 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019589 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000019589 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.48%
C000019585 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000019585 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.04%
C000019585 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019585 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019585 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019585 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.67%
C000019585 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.88%
C000019585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000019585 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019585 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019585 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019585 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019585 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000019585 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.48%
C000019586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000019586 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.04%
C000019586 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000019586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000019586 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000019586 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000019586 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.67%
C000019586 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.88%
C000019586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000019586 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000019586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019586 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000019586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000019586 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.48%
C000149259 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000149259 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.04%
C000149259 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.01%
C000149259 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000149259 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.53%
C000149259 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000149259 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.67%
C000149259 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.88%
C000149259 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.01%
C000149259 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000149259 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000149259 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000149259 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000149259 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	6.82%
C000149259 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	93.48%
C000038734 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.86%)
C000038734 | California
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000038734 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000038734 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.43%
C000038734 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000038734 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000038734 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000038734 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000038734 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000038734 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000038734 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000038734 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000038734 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000038734 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000038734 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000038734 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000038734 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000038734 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000038734 | Utah
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000038734 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000038734 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000038734 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000038734 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	103.77%
C000038734 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.86%)
C000038736 | California
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000038736 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000038736 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.43%
C000038736 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000038736 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000038736 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000038736 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000038736 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000038736 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000038736 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000038736 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000038736 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000038736 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000038736 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000038736 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000038736 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000038736 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000038736 | Utah
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000038736 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000038736 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000038736 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000038736 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	103.77%
C000038736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000158782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.86%)
C000158782 | California
Holdings [Line Items]
Percent of Net Asset Value	14.06%
C000158782 | Other
Holdings [Line Items]
Percent of Net Asset Value	7.79%
C000158782 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.43%
C000158782 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	10.26%
C000158782 | Florida
Holdings [Line Items]
Percent of Net Asset Value	8.17%
C000158782 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.52%
C000158782 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.56%
C000158782 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	4.99%
C000158782 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.55%
C000158782 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	4.29%
C000158782 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.12%
C000158782 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.87%
C000158782 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.76%
C000158782 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000158782 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	2.48%
C000158782 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.21%
C000158782 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.09%
C000158782 | Utah
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000158782 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000158782 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000158782 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000158782 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	103.77%
C000158782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%